ACQUISITION OF SMARTENCO (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF IDENTIFIABLE ASSETS AND LIABILITIES

Cash	287,280
Common shares	54,000
Total Consideration		341,280

Purchase Price Allocation:
Cash	1,503
Prepaid expenses and other assets	14,429
Other receivable	8,131
Inventory	63,094
Equipment	35,692
Accounts payable and accrued liabilities	(30,500)
Deferred revenue	(6,452)
Other payable	(181,942)
Loan payable	(143,640)
Purchase Price Allocated		(239,685)

Overpayment on Acquisition		580,965